Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company’s strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term contracts. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”).

Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering (“IPO”). On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.

On November 22, 2019, an agreement was reached to liquidate Navios Europe I. As a result of the liquidation, which was completed in December

2019 (“Liquidation of Navios Europe I”), Navios Acquisition acquired five vessel owning companies.

In October 2019, Navios Acquisition completed a registered direct offering of 1,875,000 shares of its common stock at $8.00 per share, raising gross proceeds of $15,000. Total net proceeds of the above transactions, net of agents’ costs of $675 and offering costs of $957, amounted to $13,368.

On November 29, 2019, Navios Acquisition entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time shares of Navios Acquisition’s common stock having an aggregate offering price of up to $25,000. The sales were being made pursuant to a prospectus supplement as part of a shelf registration statement which was set to expire in December 2019. Navios Acquisition went effective on a new shelf registration statement which was declared effective on December 23, 2019. Accordingly, an updated Continuous Offering Program Sales Agreement (the “Sales Agreement”) was entered into on December 23, 2019. As before, the updated Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Acquisition and indemnification obligations of the parties thereto as well as certain termination rights for such parties. As of June 30, 2020, since the program commencement Navios Acquisition has issued 486,519 shares of common stock having received net proceeds of $3,047.

On April 21, 2020, an agreement was reached to liquidate Navios Europe II. As a result of the liquidation, which was completed in June 2020 (“Liquidation of Navios Europe II”), Navios Acquisition acquired seven vessel owning companies. The vessels are containerships and meet the criteria to be accounted for as held for sale.

As of June 30, 2020, Navios Maritime Holdings Inc. (“Navios Holdings”) had 30.2% of the voting power and 30.5% of the economic interest in Navios Acquisition.

As of June 30, 2020, Navios Acquisition had: 16,089,890 shares of common stock outstanding.